Share-based payments (Details 4)	6 Months Ended
Jun. 30, 2022 € / shares shares
Statement [Line Items]
Share option | shares	1,561,666
January Twelve One
Statement [Line Items]
Share option | shares	1,516,666
Fair value at grant date per option (USD)	€ 3.66
Fair value at grant date FX rate as of grant date	0.9008
Fair value at grant date per option (EUR)	3.30
Share price at grant date (USD)	€ 4.13
Expected volatility	1.35%
Expected life (midpoint based)	€ 5.31
Risk-free rate (interpolated, U.S. sovereign strips curve)	1.57%
January Twelve Two
Statement [Line Items]
Share option | shares	45,000
Fair value at grant date per option (USD)	€ 3.68
Fair value at grant date FX rate as of grant date	0.9008
Fair value at grant date per option (EUR)	3.32
Share price at grant date (USD)	€ 4.13
Expected volatility	1.35%
Expected life (midpoint based)	€ 5.50
Risk-free rate (interpolated, U.S. sovereign strips curve)	1.59%
Repricing | January Twelve One
Statement [Line Items]
Share option | shares	1,516,666
Fair value at grant date per option (USD)	€ 1.61
Fair value at grant date FX rate as of grant date	0.9237
Fair value at grant date per option (EUR)	1.49
Share price at grant date (USD)	€ 1.86
Expected volatility	1.35%
Expected life (midpoint based)	€ 4.69
Risk-free rate (interpolated, U.S. sovereign strips curve)	2.60%
Repricing | January Twelve Two
Statement [Line Items]
Share option | shares	45,000
Fair value at grant date per option (USD)	€ 1.59
Fair value at grant date FX rate as of grant date	0.9237
Fair value at grant date per option (EUR)	1.47
Share price at grant date (USD)	€ 1.86
Expected volatility	1.35%
Expected life (midpoint based)	€ 4.50
Risk-free rate (interpolated, U.S. sovereign strips curve)	2.60%